Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Automobiles - 7.2%
Rivian Automotive, Inc., Class A (A)(B)	27,288	$ 306,171
Tesla, Inc. (A)	36,420	9,528,565
		9,834,736
Biotechnology - 1.3%
ProKidney Corp. (A)	104,554	200,744
Roivant Sciences Ltd. (A)	134,334	1,550,214
		1,750,958
Broadline Retail - 5.4%
Global-e Online Ltd. (A)	92,947	3,572,883
MercadoLibre, Inc. (A)	1,896	3,890,516
		7,463,399
Capital Markets - 2.6%
Coinbase Global, Inc., Class A (A)	8,425	1,501,082
Intercontinental Exchange, Inc.	12,658	2,033,381
		3,534,463
Entertainment - 4.8%
ROBLOX Corp., Class A (A)	150,129	6,644,710
Financial Services - 10.8%
Adyen NV (A)(C)	3,693	5,765,893
Affirm Holdings, Inc. (A)	220,792	9,012,730
		14,778,623
Ground Transportation - 1.5%
Uber Technologies, Inc. (A)	26,728	2,008,877
Health Care Providers & Services - 0.9%
agilon health, Inc. (A)	318,600	1,252,098
Health Care Technology - 0.7%
Doximity, Inc., Class A (A)	21,869	952,832
Hotels, Restaurants & Leisure - 12.5%
Airbnb, Inc., Class A (A)	42,448	5,382,831
DoorDash, Inc., Class A (A)	81,912	11,691,300
		17,074,131
IT Services - 18.0%
Cloudflare, Inc., Class A (A)	124,740	10,090,218
Shopify, Inc., Class A (A)	115,992	9,295,599
Snowflake, Inc., Class A (A)	46,231	5,310,093
		24,695,910
Leisure Products - 0.5%
Peloton Interactive, Inc., Class A (A)	134,886	631,266
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc., Class A (A)	23,139	522,479
	Shares	Value
COMMON STOCKS (continued)
Media - 7.9%
Trade Desk, Inc., Class A (A)	98,239	$ 10,771,906
Pharmaceuticals - 4.5%
Royalty Pharma PLC, Class A	218,091	6,169,794
Software - 12.4%
Aurora Innovation, Inc. (A)(B)	580,166	3,434,583
Bill Holdings, Inc. (A)	40,058	2,113,460
MicroStrategy, Inc., Class A (A)(B)	43,735	7,373,721
Samsara, Inc., Class A (A)	84,876	4,084,233
		17,005,997
Specialized REITs - 1.3%
American Tower Corp.	7,784	1,810,247
Specialty Retail - 5.0%
Carvana Co. (A)	39,101	6,807,875
Total Common Stocks (Cost $115,473,986)		133,710,301
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (D)	314,281	314,281
Total Other Investment Company (Cost $314,281)		314,281

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corp., 2.10% (D), dated 09/30/2024, to be repurchased at $8,027,093 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $8,187,310.	$ 8,026,625	8,026,625
	Total Repurchase Agreement (Cost $8,026,625)	8,026,625
	Total Investments Excluding Options Purchased (Cost $123,814,892)	142,051,207
	Total Options Purchased - 0.1% (Cost $397,367)	107,177
	Total Investments (Cost $124,212,259)	142,158,384
	Net Other Assets (Liabilities) - (3.9)%	(5,301,232)
	Net Assets - 100.0%	$ 136,857,152
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put – USD vs. CNH	JPM	USD	7.66	09/01/2025	USD	16,084,542	$66,723	$47,578
Put – USD vs. CNH	GSI	USD	7.68	01/06/2025	USD	33,141,518	125,400	9,810
Put – USD vs. CNH	JPM	USD	7.77	07/31/2025	USD	14,755,298	64,215	27,563
Put – USD vs. CNH	JPM	USD	7.78	03/25/2025	USD	33,222,361	141,029	22,226
Total							$397,367	$107,177
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$127,944,408	$5,765,893	$—	$133,710,301
Other Investment Company	314,281	—	—	314,281
Repurchase Agreement	—	8,026,625	—	8,026,625
Over-the-Counter Foreign Exchange Options Purchased	—	107,177	—	107,177
Total Investments	$128,258,689	$13,899,695	$—	$142,158,384
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $7,909,652, collateralized by cash collateral of $314,281 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,764,932. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $5,765,893, representing 4.2% of the
Portfolio's net assets.

(D)	Rate disclosed reflects the yield at September 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATION(S):
CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Morgan Stanley Capital Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust